SHARE-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands									12 Months Ended			48 Months Ended	96 Months Ended
	Feb. 27, 2015	Oct. 28, 2014	Aug. 01, 2014	Feb. 27, 2014	Sep. 12, 2013	Mar. 18, 2013	Feb. 17, 2012	Jun. 08, 2011	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2010	Mar. 31, 2011
Share-based compensation
Share options granted (in shares)									329,800	629,000	850,000
Exercise price (in dollars per share)									$ 15.20	$ 5.51	$ 5.21
Exercise price of options modified (in dollars per share)									$ 5.23	$ 6.00
Share-based compensation expenses									$ 9,153	$ 930	$ 2,273
Management
Share-based compensation
Share options granted (in shares)								41,843				240,000
Exercise price (in dollars per share)								$ 0.01
Management | Minimum
Share-based compensation
Service period												3 years
Management | Maximum
Share-based compensation
Service period												4 years
Executives and consultants
Share-based compensation
Share options granted (in shares)													302,855
Employee
Share-based compensation
Share options granted (in shares)							80,000
Exercise price (in dollars per share)							$ 5.13
Number of options modified (in shares)							60,000
Exercise price of options modified (in dollars per share)							$ 5.13
Period for which former employee should not engage with any entity or business of healthcare management and consulting business in the PRC for exercise of options							2 years
Directors and employees
Share-based compensation
Share options granted (in shares)						330,000
Exercise price (in dollars per share)						$ 5.13
Directors and employees | $5.13
Share-based compensation
Share options granted (in shares)		17,200		356,300		440,000
Exercise price (in dollars per share)		$ 5.13		$ 5.13		$ 5.13
Vesting period		2 years		1 year 4 months 6 days
Directors and employees | $6.00
Share-based compensation
Share options granted (in shares)		8,600		72,700		80,000
Exercise price (in dollars per share)		$ 6.00		$ 6.00		$ 6.00
Vesting period		2 years		1 year 10 months 28 days
Director
Share-based compensation
Share options granted (in shares)					200,000
Exercise price (in dollars per share)					$ 6.00
Vesting period					3 years 6 months 18 days
Former shareholder
Share-based compensation
Share options granted (in shares)			300,000
Exercise price (in dollars per share)			$ 16.18
Former employee
Share-based compensation
Share options granted (in shares)	4,000
Exercise price (in dollars per share)	$ 5.13
Vesting period	2 years